Balances due from or to related party (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payable due to related party	$ 1,364	$ 0
Services Agreement [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
JV service fee per annum	7,100
Fee and commission income, before adjustments for inflation	6,000
Service fee earned as operators of joint venture	5,400	5,100
Service fee income, gross	6,800	6,300
Withholding taxes incurred	1,400	1,200
Amounts receivable, related party transactions	1,700	7,300
Payable due to related party	$ 1,400	$ 0